CALIFORNIA MUNICIPAL CASH TRUST
NEW YORK MUNICIPAL CASH TRUST
MUNICIPAL OBLIGATIONS FUND
PRIME OBLIGATIONS FUND
TAX-FREE OBLIGATIONS FUND
GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(Portfolios of Money Market Obligations Trust)

Institutional Shares
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2008 AND FEBRUARY 28, 2009

1.  As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee of the above named Funds and as a member of the Board of Trustees’ Audit Committee and the Nominating Committee.

June 8, 2009

Cusip 60934N369
Cusip 608919858
Cusip 60934N658
Cusip 60934N203
Cusip 60934N401
Cusip 60934N856

40691 (6/09)